Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Financial Guarantee Member
Credit Recourse Agreements Reserve Table [Text Block]
(In thousands)	2012	2011
Balance as of beginning of period	$58,659	$53,729
Additions for new sales	-	-
Provision for recourse liability	16,153	43,828
Net charge-offs / terminations	(23,139)	(38,898)
Balance as of end of period	$51,673	$58,659

(In thousands)	2012	2011
Balance as of beginning of period	$58,659	$53,729
Additions for new sales	-	-
Provision for recourse liability	16,153	43,828
Net charge-offs / terminations	(23,139)	(38,898)
Balance as of end of period	$51,673	$58,659

E Loan [Member] | Indemnification Guarantee Member
Schedule Of Guarantee Obligations [Table Text Block]
(In thousands)	2012	2011
Balance as of beginning of period	$10,625	$30,659
Additions for new sales	-	-
(Reversal) provision for representation and warranties	(1,836)	(4,936)
Net charge-offs / terminations	(1,049)	(2,198)
Other - settlements paid	-	(12,900)
Balance as of end of period	$7,740	$10,625

(In thousands)	2012	2011
Balance as of beginning of period	$10,625	$30,659
Additions for new sales	-	-
(Reversal) provision for representation and warranties	(1,836)	(4,936)
Net charge-offs / terminations	(1,049)	(2,198)
Other - settlements paid	-	(12,900)
Balance as of end of period	$7,740	$10,625